Employee Benefit Plans (Schedule of Net Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plans [Abstract]
PBO at beginning of year	$ 9,108	$ 10,022
Service cost			222
Interest cost	426	395	451
Change in assumptions	2,297	(962)
Actuarial (gain) loss	110	91
Benefits paid	(468)	(438)
PBO at end of year	11,473	9,108	10,022
Fair value of plan assets at beginning of year	10,114	9,078
Actual return on plan assets, net of expenses	484	1,474
Fair value of plan assets at end of year	10,130	10,114	9,078
Funded status, included in other (liabilities) assets	(1,343)	1,006
Unrecognized actual loss	(3,777)	(1,377)
Unrecognized net transition asset		1
Amounts recognized in accumulated comprehensive loss	(3,777)	(1,376)
Accumulated benefit obligation	$ 11,473	$ 9,108